Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Future Accounting Pronouncements	FUTURE ACCOUNTING PRONOUNCEMENTS

Income Taxes

ASU No. 2019-12, Simplifying the Accounting for Income Taxes, issued in December 2019, is effective for Fortis January 1, 2021, with early adoption permitted. Principally, it improves consistent application of, and clarifies, existing income tax guidance. Fortis is assessing the impact that adoption will have on its consolidated financial statements.